Intangible assets, net - Schedule of Finite Lived Intangible Assets Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 26,614
2026	19,844
2027	10,557
2028	1,626
2029 and thereafter	10,527
Total	$ 69,168